Disclosure of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Silver	$ 165,832	$ 199,942
Gold	69,608	64,039
Lead	23,949	27,208
Zinc	4,317	8,902
Gross revenue	263,706	300,091
Less: smelting and refining costs	(11,418)	(22,014)
Revenue	$ 252,288	$ 278,077
Silver [Member]
Statement [Line Items]
Silver as % of gross revenue	63.00%	67.00%